Accounts Receivable	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE

9. ACCOUNTS RECEIVABLE

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts receivable	52,305	75,866
Less: Allowance for doubtful accounts	(3,919)	(3,109)

	48,386	72,757

The movement of the allowance for doubtful accounts during the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Balance at beginning of year	8,853	2,041	3,919
Add: Current year additions	1,673	3,420	1,752
Less: Current year reversal	-	(30)	-
Current year write-offs	(8,485)	(1,512)	(2,137)
Foreign currency translation	-	-	(425)

Balance at end of year	2,041	3,919	3,109